Lease liability and Right-of-use assets (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,920	$ 1,803
Right-of-use assets	$ 1,570	$ 1,415	$ 1,410
Number of sale and lease-back transactions completed	1	2	2
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	$ (32)	$ (9)	$ (273)
Lease liabilities	0	14	146
Right-of-use assets	1	2	109
Gains or losses from sales leaseback	$ 21	$ (10)	$ 18